Fair Value of Investments- Summary of Plan"s Investments carried at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 277,523,236	$ 234,336,586
The GEO Group, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,654,173	7,770,093
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	253,639,213	207,392,241
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	258,293,386	215,162,334
Quoted Prices in Active Markets for Identical Assets (Level 1) | The GEO Group, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,654,173	7,770,093
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	253,639,213	207,392,241
Significant Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Significant Observable Inputs (Level 2) | The GEO Group, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Significant Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | The GEO Group, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1, Level 2 and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	258,293,386	215,162,334
Fair Value Measured at Net Asset Value | Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 19,229,850	$ 19,174,252